Facility Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 173,454	$ 169,224
2026	177,791	173,454
2027	182,235	177,791
2028	186,791	182,235
2029		186,791
Thereafter	337,732	337,732
Total	1,143,141	1,227,227
Less imputed interest	(136,405)	(157,284)
Total lease liability	1,006,736	1,069,943
Less: lease liability, current portion	133,460	128,743	$ 162,210
Lease liability, long term portion	$ 873,276	$ 941,200	$ 296,452